Operating Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases, Operating [Abstract]
Operating leases, rent expense	$ 11,800	$ 12,900	$ 12,400
Operating Leased Assets [Line Items]
Future minimum payments due, 2016	12,154
Vessel leases [Member]
Operating Leased Assets [Line Items]
Future minimum payments due, 2016	$ 2,700